NOTE 3 - BANK DEPOSITS	12 Months Ended
Dec. 31, 2023
Notes
NOTE 3 - BANK DEPOSITS

NOTE 3-BANK DEPOSITS

The Company’s bank deposits are denominated in U.S. dollars and bear different interest rates ranging in 2023 from 3.68% to 6.6% and in 2022 from 0.45% to 4.19% depending on their maturity, which ranges from 6 to 12 months. The deposits include accrued interest, conditioned that the Company will hold it until the expected maturity date.